Income Taxes (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net operating loss carryforward, valuation allowance	$ 31
Operating loss carryforwards	$ 14,700
Operating loss carryforward, expiration description	begin to expire between 2019 and 2024
Statutory rate effectively description	In the British Virgin Islands, the statutory rate is effectively 0% as tax is not applied on extra territorial activity. For the Emirate of Dubai, the statutory rate is also effectively 0% as the Predecessor qualified for a taxation exception for oil operating companies.
Unrecognized tax benefits	$ 7,100	$ 4,800
Estimated accrued interest and penalties	$ 900	200
Income tax examination, description	Our tax returns for year 2011 and subsequent years for all major jurisdictions remain subject to examination by tax authorities.
Predecessor [Member] | NPS Holdings Limited [Member]
Operating loss carryforwards		$ 800
Operating loss carryforward, expiration description		either expired or were utilized during the current year.
Utilized remaining balance		$ 700
Unrecognized tax benefits		$ 4,837	$ 3,703
Minimum [Member]
Income tax statutory rate	0.00%
Maximum [Member]
Income tax statutory rate	35.00%